POST BALANCE SHEET EVENTS (Narrative) (Details) - Post BS Events [Member] - Immco Diagnostics [Member]	Jan. 30, 2018 USD ($) ft²
Disclosure of non-adjusting events after reporting period [line items]
Area of capital lease | ft²	31,731
Annual rent | $	$ 422,000
Lease term period	15 years